Consolidated Statements of Convertible Preferred Stock and Shareholders' Deficit (fuboTV Inc.) (Parenthetical) - fuboTV Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Series E Convertible Preferred Stock [Member]
Net of issuance costs	$ 352	$ 254
Series D Convertible Preferred Stock [Member]
Net of issuance costs			$ 254